Restructuring Charges Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 818	$ 0	$ 2,976
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 800		$ 3,000
Restructuring Reserve	$ 600		$ 600